UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2019—May 31, 2020

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2020 Vanguard Pennsylvania Tax-Exempt Funds

Vanguard Pennsylvania Municipal Money Market Fund

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Pennsylvania Municipal Money Market Fund	3
Pennsylvania Long-Term Tax-Exempt Fund	20
Trustees Approve Advisory Arrangements	65
Liquidity Risk Management	67

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2019	5/31/2020	Period
Based on Actual Fund Return
Pennsylvania Municipal Money Market Fund	$1,000.00	$1,005.04	$0.80
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,015.59	$0.86
Admiral™ Shares	1,000.00	1,015.99	0.45
Based on Hypothetical 5% Yearly Return
Pennsylvania Municipal Money Market Fund	$1,000.00	$1,024.20	$0.81
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.15	$0.86
Admiral Shares	1,000.00	1,024.55	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Pennsylvania Municipal Money Market Fund, 0.16%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Pennsylvania Municipal Money Market Fund

Distribution by Effective Maturity1

As of May 31, 2020

1 - 7 Days	83.1%
8 - 30 Days	1.9
31 - 60 Days	2.3
61 - 90 Days	4.4
91 - 180 Days	2.5
Over 180 Days	5.8

1 Percentage of investments.

Pennsylvania Municipal Money Market Fund

Financial Statements (unaudited)

Schedule of Investments

As of May 31, 2020

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.2%)
Pennsylvania (97.9%)
[1]	Allegheny County PA GO TOB VRDO	0.130%	6/5/20		5,340	5,340
	Allegheny County PA GO VRDO	0.120%	6/5/20	LOC	3,500	3,500
	Allegheny County PA GO VRDO	0.120%	6/5/20	LOC	2,155	2,155
	Allegheny County PA Higher Education Building Authority University Revenue (Carnegie Mellon University) VRDO	0.060%	6/1/20		45,030	45,030
	Allegheny County PA Hospital Development Authority Revenue (Children’s Hospital of Pittsburgh Project) VRDO	0.120%	6/5/20	LOC	5,335	5,335
	Allegheny County PA Hospital Development Authority Revenue (Children’s Hospital of Pittsburgh Project) VRDO	0.120%	6/5/20	LOC	3,195	3,195
	Allegheny County PA Hospital Development Authority Revenue (Concordia Lutheran) VRDO	0.140%	6/5/20	LOC	35,205	35,205
[1,2]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB PUT, SIFMA Municipal Swap Index Yield + 0.170%	0.310%	6/1/20	LOC	20,000	20,000
[1]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	0.100%	6/1/20	LOC	16,500	16,500
[1]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	0.100%	6/1/20	LOC	43,945	43,945
[2]	Allegheny County PA Industrial Development Authority Revenue (Education Center Watson) PUT	0.120%	6/5/20	LOC	2,300	2,300
	Beaver PA Industrial Development Authority Revenue (Concordia Lutheran Ministries) VRDO	0.140%	6/5/20	LOC	4,540	4,540
[1]	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project) TOB VRDO	0.180%	6/5/20	LOC	3,075	3,075
[1]	BlackRock MuniYield Pennsylvania Quality Fund VRDP VRDO	0.240%	6/5/20		74,100	74,100
	Bucks County PA Industrial Development Authority Hospital Revenue (Grand View Hospital) VRDO	0.100%	6/5/20	LOC	3,195	3,195

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Bucks County PA Industrial Development Authority Hospital Revenue (Grand View Hospital) VRDO	0.120%	6/5/20	LOC	8,580	8,580
	Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/20	(Prere.)	1,000	1,020
[1]	Bucks County Water & Sewer Authority Revenue TOB VRDO	0.240%	6/5/20	(Prere.)	5,335	5,335
	Butler County PA General Authority Revenue (North Allegheny School District Project) VRDO	0.130%	6/5/20		30,815	30,815
	Butler County PA General Authority Revenue (North Allegheny School District Project) VRDO	0.130%	6/5/20		9,565	9,565
	Butler County PA Hospital Authority Revenue (Concordia Lutheran Obligated Group) VRDO	0.140%	6/5/20	LOC	11,810	11,810
	Butler County PA Hospital Authority Revenue (Concordia Lutheran Obligated Group) VRDO	0.140%	6/5/20	LOC	8,645	8,645
	Centre County PA GO	4.000%	7/1/20	(Prere.)	1,080	1,083
[1]	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group) TOB VRDO	3.380%	6/5/20		11,000	11,000
[1]	Commonwealth Financing Authority Pennsylvania Revenue TOB VRDO	0.180%	6/5/20	(4)LOC	13,695	13,695
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/21		5,500	5,619
	Delaware Valley PA Regional Finance Authority Revenue VRDO	0.100%	6/5/20	LOC	18,395	18,395
	Delaware Valley PA Regional Finance Authority Revenue VRDO	0.120%	6/5/20	LOC	17,500	17,500
	Downingtown PA Area School District GO	4.000%	8/1/20		4,320	4,340
[1]	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group) TOB VRDO	0.190%	6/5/20	LOC	2,250	2,250
	Emmaus PA General Authority Revenue VRDO	0.080%	6/5/20	LOC	1,900	1,900
	Emmaus PA General Authority Revenue VRDO	0.080%	6/5/20	LOC	400	400
	Emmaus PA General Authority Revenue VRDO	0.080%	6/5/20	LOC	200	200
	Emmaus PA General Authority Revenue VRDO	0.080%	6/5/20	LOC	10,000	10,000
	Emmaus PA General Authority Revenue VRDO	0.080%	6/5/20	LOC	3,800	3,800
	Emmaus PA General Authority Revenue VRDO	0.080%	6/5/20	LOC	9,600	9,600
	Emmaus PA General Authority Revenue VRDO	0.080%	6/5/20	LOC	4,000	4,000
	Emmaus PA General Authority Revenue VRDO	0.080%	6/5/20	LOC	400	400
	Emmaus PA General Authority Revenue VRDO	0.080%	6/5/20	LOC	1,500	1,500
	Emmaus PA General Authority Revenue VRDO	0.080%	6/5/20	LOC	1,200	1,200
	Emmaus PA General Authority Revenue VRDO	0.110%	6/5/20	LOC	28,655	28,655
	Fayette County PA Hospital Authority Revenue (Fayette Regional Health System) VRDO	0.120%	6/5/20	LOC	1,250	1,250
	Fayette County PA Hospital Authority Revenue (Fayette Regional Health System) VRDO	0.120%	6/5/20	LOC	4,880	4,880
	Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/20	(Prere.)	15,015	15,069

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	0.170%	6/5/20		11,935	11,935
[1]	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	0.180%	6/5/20		4,570	4,570
[1]	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	0.180%	6/5/20		7,500	7,500
[1]	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	0.180%	6/5/20		6,955	6,955
[1]	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	0.190%	6/5/20		3,990	3,990
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.040%	6/1/20		46,700	46,700
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.040%	6/1/20		540	540
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.060%	6/1/20		125	125
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.060%	6/1/20		125	125
	Haverford Township PA School District GO VRDO	0.120%	6/5/20	LOC	17,730	17,730
	Jackson PA Authority for Industrial Development Revenue (StoneRidge Retirement Living) VRDO	0.120%	6/5/20	LOC	14,050	14,050
	Lancaster County PA Hospital Authority Health Center Revenue (Masonic Homes Project) VRDO	0.110%	6/1/20	LOC	400	400
[1]	Lancaster County PA Hospital Authority Health System Revenue (Lancaster General Hospital Project) TOB VRDO	0.180%	6/5/20	(Prere.)	3,410	3,410
[1]	Lancaster County PA Hospital Authority Health System Revenue (Lancaster General Hospital Project) TOB VRDO	0.180%	6/5/20	(Prere.)	6,765	6,765
[1]	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System) TOB VRDO	0.190%	6/5/20		3,750	3,750
	Lancaster PA Industrial Development Authority Revenue (Willow Valley Communities) VRDO	0.120%	6/5/20	LOC	3,800	3,800
	Lancaster PA Industrial Development Authority Revenue (Willow Valley Communities) VRDO	0.120%	6/5/20	LOC	6,500	6,500
	Lancaster PA Industrial Development Authority Revenue (Willow Valley Communities) VRDO	0.120%	6/5/20	LOC	4,670	4,670
[1]	Lehigh County PA General Purpose Authority Revenue (Good Shepherd Obligated Group) TOB VRDO	0.180%	6/5/20	LOC	5,850	5,850

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network) TOB VRDO	0.180%	6/5/20	LOC	2,395	2,395
[1]	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network) TOB VRDO	0.180%	6/5/20	LOC	3,900	3,900
	Montgomery County PA GO	5.000%	8/15/20		3,045	3,069
[1]	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University) TOB VRDO	0.190%	6/5/20	LOC	20,785	20,785
[1]	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University) TOB VRDO	0.190%	6/5/20	LOC	2,660	2,660
	Montgomery County PA Industrial Development Authority Revenue (Einstein Medical Center Montgomery)	5.000%	8/1/20	(Prere.)	1,925	1,938
	Montgomery County PA Industrial Development Authority Revenue (New Regional Medical Center Project)	5.375%	8/1/20	(Prere.)	5,475	5,520
	Montgomery County PA Redevelopment Authority Revenue (Forge Gate Apartments Project) VRDO	0.160%	6/5/20	LOC	9,665	9,665
[1]	Northampton County PA General Purpose Authority College Revenue (Lafayette College) TOB VRDO	0.160%	6/5/20		9,685	9,685
	Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	0.130%	6/5/20		5,750	5,750
	Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	0.130%	6/5/20		9,940	9,940
	Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	0.020%	6/5/20		3,735	3,735
	Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	0.050%	6/5/20		13,150	13,150
	Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue (Pittsburgh Allegheny County Thermal Ltd.) VRDO	0.140%	6/5/20	LOC	200	200
	Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue (PSEG Power LLC Project) VRDO	0.120%	6/5/20	LOC	29,100	29,100
	Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue (York Water Co. Project) VRDO	0.150%	6/5/20	LOC	12,000	12,000
	Pennsylvania Economic Development Financing Authority Revenue (Montessori Academy Inc.) VRDO	0.140%	6/5/20	LOC	1,100	1,100
	Pennsylvania Economic Development Financing Authority Revenue (PMF Industries Inc.) VRDO	0.300%	6/5/20	LOC	575	575
	Pennsylvania GO	5.000%	6/1/20		2,500	2,500

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania GO	5.000%	6/15/20		21,120	21,150
	Pennsylvania GO	5.000%	7/1/20		1,600	1,605
	Pennsylvania GO	5.000%	7/1/20		16,800	16,862
	Pennsylvania GO	5.000%	7/15/20		3,315	3,330
	Pennsylvania GO	5.000%	9/15/20		12,000	12,131
	Pennsylvania GO	5.000%	1/1/21		19,835	20,309
	Pennsylvania GO	5.000%	1/15/21		19,045	19,537
	Pennsylvania GO	5.000%	3/15/21		22,000	22,696
[1]	Pennsylvania GO TOB VRDO	0.140%	6/5/20		4,000	4,000
[1]	Pennsylvania GO TOB VRDO	0.170%	6/5/20		5,500	5,500
[1]	Pennsylvania GO TOB VRDO	0.170%	6/5/20		10,400	10,400
[1]	Pennsylvania GO TOB VRDO	0.170%	6/5/20	(Prere.)	10,000	10,000
[1]	Pennsylvania GO TOB VRDO	0.170%	6/5/20		3,335	3,335
	Pennsylvania Higher Educational Facilities Authority Revenue	5.000%	6/15/20		5,680	5,688
	Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.120%	6/5/20	LOC	15,810	15,810
	Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.120%	6/5/20	LOC	34,540	34,540
	Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.120%	6/5/20	LOC	22,115	22,115
	Pennsylvania Higher Educational Facilities Authority Revenue (Susquehanna University) VRDO	0.120%	6/5/20	LOC	1,300	1,300
[1]	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University) TOB VRDO	0.180%	6/5/20	LOC	5,340	5,340
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	2.500%	10/1/20	(Prere.)	250	251
[1]	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania) TOB VRDO	0.170%	6/5/20		6,665	6,665
[1]	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) TOB VRDO	0.140%	6/5/20		5,480	5,480
[1]	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) TOB VRDO	0.160%	6/5/20		5,865	5,865
[1]	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) TOB VRDO	0.160%	6/5/20		9,690	9,690
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) VRDO	0.140%	6/5/20	LOC	3,115	3,115
	Pennsylvania Housing Finance Agency Multifamily Housing Revenue VRDO	0.160%	6/5/20	LOC	4,950	4,950
[1]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.170%	6/5/20		5,725	5,725
[1]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.170%	6/5/20		15,300	15,300
[1]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.170%	6/5/20		7,500	7,500

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.170%	6/5/20		7,500	7,500
[1]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.180%	6/5/20		17,130	17,130
[1]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.190%	6/5/20		6,820	6,820
[1]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.190%	6/5/20		10,165	10,165
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.130%	6/5/20		11,850	11,850
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.130%	6/5/20		6,785	6,785
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.150%	6/5/20		8,175	8,175
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.150%	6/5/20		9,200	9,200
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.150%	6/5/20		10,655	10,655
[1]	Pennsylvania Housing Finance Agency TOB VRDO	0.170%	6/5/20		5,000	5,000
	Pennsylvania Infrastructure & Investment Authority Revenue Extendible CP	0.500%	8/13/20		30,356	30,356
	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue (Philadelphia Funding Program)	5.000%	6/15/20		8,380	8,393
	Pennsylvania State University Revenue	5.250%	8/15/20		4,125	4,158
[2]	Pennsylvania State University Revenue PUT	1.580%	6/1/20		19,285	19,285
[1]	Pennsylvania State University TOB VRDO	0.120%	6/5/20		5,600	5,600
[1]	Pennsylvania State University TOB VRDO	0.180%	6/5/20		3,000	3,000
[1]	Pennsylvania TOB VRDO	0.170%	6/5/20		10,000	10,000
[1]	Pennsylvania TOB VRDO	0.170%	6/5/20		8,750	8,750
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/20	(Prere.)	8,945	9,145
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue TOB VRDO	0.130%	6/5/20		5,600	5,600
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	1,750	1,788
	Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20	(Prere.)	16,000	16,357
	Pennsylvania Turnpike Commission Revenue	5.500%	12/1/20	(Prere.)	2,750	2,811
	Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20	(Prere.)	4,875	4,985
	Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20	(Prere.)	1,850	1,893
	Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20	(Prere.)	3,000	3,080
[1,2]	Pennsylvania Turnpike Commission Revenue TOB PUT	0.100%	6/1/20	(4)LOC	4,200	4,200
[1,2]	Pennsylvania Turnpike Commission Revenue TOB PUT	0.100%	6/1/20	(4)LOC	4,990	4,990
[1,2]	Pennsylvania Turnpike Commission Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.200%	0.340%	6/1/20	LOC	5,000	5,000
[1]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.170%	6/5/20	LOC	60,300	60,300
[1]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.180%	6/5/20	LOC	7,850	7,850
	Pennsylvania Turnpike Commission Revenue VRDO	0.120%	6/5/20	LOC	10,905	10,905

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Peters Township PA School District Washington County GO TOB VRDO	0.130%	6/5/20		4,780	4,780
	Philadelphia Airport CP	0.510%	9/3/20	LOC	12,000	12,000
[1]	Philadelphia PA Airport Revenue TOB VRDO	0.220%	6/5/20	LOC	12,070	12,070
	Philadelphia PA Airport Revenue VRDO	0.120%	6/5/20	LOC	37,050	37,050
	Philadelphia PA Airport Revenue VRDO	0.120%	6/5/20	LOC	37,050	37,050
[1]	Philadelphia PA Authority for Industrial Development Revenue (Children’s Hospital of Philadelphia Project) TOB VRDO	0.170%	6/5/20		3,275	3,275
[1]	Philadelphia PA Authority for Industrial Development Revenue (Philadelphia College of Osteopathic Medicine Obligated Group) TOB VRDO	0.160%	6/5/20		5,695	5,695
	Philadelphia PA Gas Works Revenue VRDO	0.120%	6/5/20	LOC	8,855	8,855
	Philadelphia PA Gas Works Revenue VRDO	0.120%	6/5/20	LOC	6,800	6,800
	Philadelphia PA Gas Works Revenue VRDO	0.120%	6/5/20	LOC	2,600	2,600
	Philadelphia PA Gas Works Revenue VRDO	0.150%	6/5/20	LOC	16,575	16,575
	Philadelphia PA GO	6.500%	8/1/20	(Prere.)	10,585	10,686
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	0.060%	6/1/20		18,420	18,420
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	0.060%	6/1/20		1,500	1,500
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	0.060%	6/1/20		3,700	3,700
	Philadelphia PA Industrial Development Authority Lease Revenue VRDO	0.120%	6/5/20	LOC	36,460	36,460
[1,2]	Philadelphia PA School District GO TOB VRDO	0.180%	6/5/20	LOC	4,275	4,275
[1]	Philadelphia PA Water & Wastewater Revenue TOB VRDO	0.180%	6/5/20	LOC	6,000	6,000
	Ridley PA School District GO VRDO	0.150%	6/5/20	LOC	15,120	15,120
[2]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) PUT	0.060%	6/1/20		9,295	9,295
[2]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) PUT	0.170%	6/5/20		11,190	11,190
[2]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) PUT	0.170%	6/5/20		18,000	18,000
[1]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) TOB VRDO	0.170%	6/5/20		3,000	3,000
[1]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) TOB VRDO	0.170%	6/5/20		6,670	6,670
[1]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) TOB VRDO	0.170%	6/5/20		22,965	22,965

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) TOB VRDO	0.170%	6/5/20		9,600	9,600
[1]	State College PA Area School District GO TOB VRDO	0.130%	6/5/20		5,400	5,400
	State Public School Building Authority Pennsylvania School Revenue (North Allegheny School District Project) VRDO	0.130%	6/5/20		2,975	2,975
	State Public School Building Authority Pennsylvania School Revenue (South Park School District) VRDO	0.130%	6/5/20	LOC	5,495	5,495
[1]	Swarthmore College TOB VRDO	0.130%	6/5/20		4,420	4,420
	Union County PA Higher Educational Facilities Financing Authority University Revenue (Bucknell University) VRDO	0.020%	6/5/20		800	800
	University of Pittsburgh PA Revenue CP	0.400%	8/6/20		23,000	23,000
	University of Pittsburgh PA Revenue CP	0.500%	9/3/20		23,000	23,000
	Washington County PA Hospital Authority Revenue (University of Pennsylvania) VRDO	0.020%	6/5/20		47,450	47,450
	Washington County PA Hospital Authority Revenue (Washington Hospital Project) VRDO	0.130%	6/5/20	LOC	11,345	11,345
	Washington County PA Hospital Authority Revenue (Washington Hospital Project) VRDO	0.130%	6/5/20	LOC	16,955	16,955
	West Cornwall PA Municipal Authority Revenue(Lebanon Valley Brethren Home) VRDO	0.140%	6/5/20	LOC	6,840	6,840
	Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project) VRDO	0.120%	6/5/20	LOC	3,880	3,880
[1]	Wilkes-Barre PA Area School District GO TOB VRDO	0.210%	6/5/20	(15)LOC	2,280	2,280
						1,886,339
Guam (0.3%)
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.625%	7/1/20	(Prere.)	5,700	5,721
Total Tax-Exempt Municipal Bonds (Cost $1,892,060)						1,892,060
Other Assets and Liabilities-Net (1.8%)						34,574
Net Assets (100%)						1,926,634

Cost is in $000.

• See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate value of these securities was $636,525,000, representing 33.0% of net assets.

2 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
(20) NATL (National Public Financial Guarantee Corporation).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Municipal Money Market Fund

Statement of Assets and Liabilities

As of May 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $1,892,060)	1,892,060
Investment in Vanguard	92
Cash	10,032
Receivables for Investment Securities Sold	13,630
Receivables for Accrued Income	6,489
Receivables for Capital Shares Issued	5,125
Other Assets	3,270
Total Assets	1,930,698
Liabilities
Payables for Investment Securities Purchased	100
Payables for Capital Shares Redeemed	3,792
Payables for Distributions	20
Payables to Vanguard	152
Total Liabilities	4,064
Net Assets	1,926,634

At May 31, 2020, net assets consisted of:

Paid-in Capital	1,926,633
Total Distributable Earnings (Loss)	1
Net Assets	1,926,634

Net Assets
Applicable to 1,926,507,400 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,926,634
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2020
($000)
Investment Income
Income
Interest	11,474
Total Income	11,474
Expenses
The Vanguard Group—Note B
Investment Advisory Services	223
Management and Administrative	1,199
Marketing and Distribution	153
Custodian Fees	6
Shareholders’ Reports	6
Trustees’ Fees and Expenses	1
Total Expenses	1,588
Expenses Paid Indirectly	(6)
Net Expenses	1,582
Net Investment Income	9,892
Realized Net Gain (Loss) on Investment Securities Sold	—
Net Increase (Decrease) in Net Assets Resulting from Operations	9,892

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,892	26,907
Realized Net Gain (Loss)	—	35
Net Increase (Decrease) in Net Assets Resulting from Operations	9,892	26,942
Distributions[1]
Total Distributions	(9,897)	(26,909)
Capital Share Transactions (at $1.00 per share)
Issued	594,499	970,422
Issued in Lieu of Cash Distributions	9,111	24,951
Redeemed	(665,409)	(973,578)
Net Increase (Decrease) from Capital Share Transactions	(61,799)	21,795
Total Increase (Decrease)	(61,804)	21,828
Net Assets
Beginning of Period	1,988,438	1,966,610
End of Period	1,926,634	1,988,438

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Financial Highlights

Six Months
	Ended			Year Ended November 30,
For a Share Outstanding	May 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.005[1]	.014[1]	.012[1]	.006[1]	.002	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.005	.014	.012	.006	.002	.0001
Distributions
Dividends from Net Investment Income	(.005)	(.014)	(.012)	(.006)	(.002)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.014)	(.012)	(.006)	(.002)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.50%	1.36%	1.22%	0.63%	0.25%	0.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,927	$1,988	$1,967	$1,905	$1,871	$2,059
Ratio of Expenses to Average Net Assets	0.16%	0.16%	0.16%	0.16%	0.13%[3]	0.05%[3]
Ratio of Net Investment Income to Average Net Assets	1.00%	1.35%	1.21%	0.63%	0.24%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.

1  Calculated based on average shares outstanding.

2  Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3  The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016 and 0.16% for 2015. Vanguard and the board of trustees agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. The fund is not obligated to repay this amount to Vanguard.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2016–2019), and for the period ended May 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3.  Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

Pennsylvania Municipal Money Market Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended May 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

5.  Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2020, the fund had contributed to Vanguard capital in the amount of $92,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Effective July 6, 2020, it was announced that Vanguard and the board of trustees agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Pennsylvania Municipal Money Market Fund

At May 31, 2020, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

E. As of May 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,892,060
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

F.   The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2020, such purchases and sales were $294,626,000 and $215,970,000, respectively.

G.  Management has determined that no other events or transactions occurred subsequent to May 31, 2020, that would require recognition or disclosure in these financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

Distribution by Stated Maturity

As of May 31, 2020

Under 1 Year	3.4%
1 - 3 Years	2.2
3 - 5 Years	1.6
5 - 10 Years	11.3
10 - 20 Years	47.8
20 - 30 Years	31.2
Over 30 Years	2.5

The table reflects the fund’s investments, except for short-term investments.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Schedule of Investments

As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.5%)
Pennsylvania (99.1%)
Allegheny County PA GO	5.000%	11/1/26		2,540	3,220
Allegheny County PA GO	4.000%	11/1/30		3,000	3,498
Allegheny County PA GO	5.000%	12/1/30		1,365	1,616
Allegheny County PA GO	5.250%	12/1/32		1,000	1,153
Allegheny County PA GO	4.000%	11/1/33		300	361
Allegheny County PA GO	5.250%	12/1/33		1,000	1,151
Allegheny County PA GO	4.000%	11/1/34		915	1,096
Allegheny County PA GO	5.000%	12/1/34		1,695	2,000
Allegheny County PA GO	4.000%	11/1/35		1,225	1,461
Allegheny County PA GO	4.000%	11/1/36		2,500	2,969
Allegheny County PA GO	5.000%	12/1/37	(4)	10,000	11,101
Allegheny County PA GO	5.000%	11/1/41		5,015	6,070
Allegheny County PA Higher Education Building Authority University Revenue (Carnegie Mellon University) VRDO	0.060%	6/1/20		6,300	6,300
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	5.000%	3/1/25	(Prere.)	25	30
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	4.000%	3/1/26	(Prere.)	10	12
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	4.000%	3/1/30		2,685	2,888
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	5.000%	3/1/30		1,155	1,287
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	4.000%	3/1/31		1,550	1,660
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	4.000%	3/1/33		2,035	2,152
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32		3,000	3,590
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33		3,000	3,569
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/34		4,750	5,632

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/35		5,500	6,496
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/36		5,250	6,175
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38		5,000	5,347
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/44		25,000	25,835
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/47		19,000	21,261
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/24		2,400	2,763
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/33		3,200	3,844
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	4.000%	7/15/35		2,530	2,781
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	4.000%	7/15/36		10,440	11,422
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	4.000%	7/15/37		7,250	7,904
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	4.000%	7/15/39		1,000	1,084
[1]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	0.100%	6/1/20	LOC	1,800	1,800
[1]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	0.100%	6/1/20	LOC	9,300	9,300
	Allegheny County PA Port Authority Revenue	5.750%	3/1/29		6,000	6,231
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/30	(15)	3,400	4,060
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/31	(4)	805	930
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/35		1,100	1,255
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/35	(4)	2,650	3,014
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/35		6,000	7,106
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/36		1,500	1,704
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/40		4,250	5,016
	Allegheny County PA Sanitary Authority Sewer Revenue	5.250%	12/1/41	(15)	3,500	4,046
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/43		3,000	3,648

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/45		2,500	2,999
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/48		7,485	8,362
Allentown PA City School District GO	4.000%	2/15/21	(4)	480	492
Allentown PA City School District GO	4.000%	2/15/22	(4)	2,835	2,996
Allentown PA City School District GO	4.000%	2/15/23	(4)	340	369
Allentown PA City School District GO	4.000%	2/15/24	(4)	550	612
Allentown PA City School District GO	5.000%	2/1/31	(15)	4,000	5,191
Allentown PA City School District GO	5.000%	2/1/32	(15)	3,075	3,961
Allentown PA City School District GO	4.000%	2/1/34	(15)	1,500	1,749
Allentown PA City School District GO	5.000%	2/1/34	(15)	1,300	1,653
Allentown PA City School District GO	4.000%	2/1/35	(15)	1,175	1,364
Allentown PA City School District GO	4.000%	2/1/36	(15)	1,100	1,271
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/26		1,180	1,247
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29		250	263
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.125%	5/1/32		1,000	1,002
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35		11,530	12,021
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42		15,595	16,197
Allentown PA School District GO	5.000%	6/1/32	(15)	1,465	1,771
Allentown PA School District GO	5.000%	6/1/35	(15)	2,000	2,400
Allentown PA School District GO	5.000%	6/1/36	(15)	1,500	1,796
Altoona PA Area School District PA GO	5.000%	12/1/48	(15)	1,500	1,757
Altoona PA Area School District PA GO	4.250%	12/1/49	(4)	3,500	3,780
Altoona PA Sewer Revenue	3.000%	12/1/35	(4)	3,165	3,422
Armstrong PA School District GO	5.000%	3/15/31	(15)	1,800	2,350
Armstrong PA School District GO	3.000%	3/15/32	(15)	4,385	4,848
Armstrong PA School District GO	3.000%	3/15/33	(15)	5,495	6,023
Armstrong PA School District GO	3.000%	3/15/34	(15)	5,605	6,119
Armstrong PA School District GO	4.000%	3/15/41	(15)	1,200	1,410
Beaver County PA GO	4.000%	4/15/29	(15)	3,505	4,063
Beaver County PA GO	4.000%	4/15/30	(15)	500	576
Berks County PA GO	4.000%	11/15/24		600	694
Berks County PA GO	5.000%	11/15/24		500	600
Berks County PA GO	5.000%	11/15/25		1,545	1,913
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/23		600	645
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/33		2,000	2,018
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/35		3,350	3,598
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/47		5,000	4,908

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/47		15,950	16,597
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/50		15,500	16,043
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/33		500	507
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/37		375	378
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/37		2,500	2,519
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/38		420	422
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/43		500	494
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/47		830	811
Berks County PA Industrial Development Authority Healthcare Facilities Revenue(Highlands at Wyomissing)	5.000%	5/15/47		2,435	2,379
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/48		1,500	1,462
Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)	5.000%	11/1/40		6,955	7,122
Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)	5.000%	11/1/44		7,000	7,119
Berks County PA Municipal Authority Revenue (Tower Health Project)	5.000%	2/1/31		750	858
Berks County PA Municipal Authority Revenue (Tower Health Project)	5.000%	2/1/32		790	904
Berks County PA Municipal Authority Revenue (Tower Health Project) PUT	5.000%	2/1/30		6,720	7,827
Bermudian Springs PA School District GO	5.000%	5/1/30	(4)	1,370	1,732
Bermudian Springs PA School District GO	4.000%	5/1/44	(15)	2,500	2,825
Bethel Park PA School District GO	4.000%	8/1/31		2,500	2,885
Blue Mountain PA School District GO	4.000%	8/1/22	(4)	235	252
Blue Mountain PA School District GO	4.000%	8/1/23	(4)	470	519
Blue Mountain PA School District GO	4.000%	8/1/24	(4)	500	567
Blue Mountain PA School District GO	4.000%	8/1/25	(4)	460	531
Bristol Township PA School District GO	5.250%	6/1/37		3,000	3,392
Bucks County PA Industrial Development Authority Hospital Revenue (St. Luke’s University Health Network Project)	4.000%	8/15/35		550	608
Bucks County PA Industrial Development Authority Hospital Revenue (St. Luke’s University Health Network Project)	4.000%	8/15/36		900	991

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Bucks County PA Industrial Development Authority Hospital Revenue (St. Luke’s University Health Network Project)	3.000%	8/15/50		3,000	2,943
Bucks County PA Industrial Development Authority Hospital Revenue (St. Luke’s University Health Network Project)	4.000%	8/15/50		2,000	2,122
Bucks County PA Industrial Development Authority Revenue (George School)	5.000%	9/15/44		4,965	6,260
Butler County PA General Authority Revenue (North Allegheny School District Project) VRDO	0.130%	6/5/20		8,920	8,920
Butler County PA General Authority Revenue (South Park School District Project) VRDO	0.120%	6/5/20	(4)	2,505	2,505
Butler County PA Hospital Authority Revenue(Butler Health System Project)	5.000%	7/1/26		525	591
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/27		490	549
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/28		540	604
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/29		1,670	1,861
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/30		1,370	1,520
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/35		4,430	4,831
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/39		3,250	3,429
Cambria County PA GO	4.000%	8/1/32	(4)	1,000	1,144
Cambria County PA GO	4.000%	8/1/34	(4)	750	848
Cambria County PA GO	4.000%	8/1/35	(4)	700	787
Canon-McMillan PA School District GO	5.000%	12/15/37	(15)	3,000	3,517
Canon-McMillan PA School District GO	5.000%	12/1/41	(4)	3,000	3,612
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/27		1,530	1,852
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/28		1,605	1,938
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/30		1,135	1,364
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/40		4,000	4,719
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/31		1,240	1,528
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/31		2,225	2,810
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/32		500	612
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/32		1,100	1,380
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/33		1,370	1,669
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/34		1,000	1,215
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/35		500	619

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/37		1,815	2,183
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/38		1,000	1,225
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/42		2,665	3,171
[2]	Centennial PA School District Bucks County GO	5.000%	12/15/33		1,000	1,267
[2]	Centennial PA School District Bucks County GO	5.000%	12/15/34		1,000	1,261
	Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.375%	12/1/21	(Prere.)	3,000	3,226
	Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/21	(Prere.)	5,000	5,387
	Central Dauphin PA School District GO	4.000%	5/15/37		1,000	1,108
	Central Dauphin School District PA GO	4.000%	5/15/32		1,000	1,139
	Central Dauphin School District PA GO	4.000%	5/15/34		1,985	2,221
	Central Dauphin School District PA GO	4.000%	5/15/35		2,325	2,593
	Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	7.000%	11/15/21	(Prere.)	6,930	7,594
	Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/22	(Prere.)	6,280	7,002
	Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/22	(Prere.)	3,000	3,345
	Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/42		1,500	1,748
	Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	4.000%	11/15/47		2,100	2,268
	Chartiers Valley PA School District GO	5.000%	10/15/35		1,160	1,378
	Chartiers Valley PA School District GO	5.000%	10/15/40		2,750	3,246
	Cheltenham Township PA School District GO	5.000%	3/15/38		4,210	4,746
	Chester County PA GO	4.000%	7/15/37		1,185	1,380
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	10/1/34		2,675	3,247
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	4.000%	9/1/40		2,500	2,876
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	4.000%	9/1/41		3,450	3,956
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	4.000%	10/1/42		2,000	2,214
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	3.000%	9/1/46		3,415	3,359
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	4.000%	10/1/47		4,000	4,396
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	4.000%	9/1/50		18,000	20,326

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	10/1/52		2,500	2,931
Chester County PA Industrial Development Authority Revenue (Longwood Gardens Project)	4.000%	12/1/49		3,750	4,289
Chester County PA Industrial Development Authority Student Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/30		1,100	1,130
Chester County PA Industrial Development Authority Student Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/35		785	797
Chester County PA Industrial Development Authority Student Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/45		2,990	3,003
Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/29		2,000	2,254
Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/33		3,000	3,336
Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/45		2,000	1,779
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/22	(Prere.)	1,365	1,493
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/24		250	292
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/24		1,000	1,168
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/27		4,000	4,885
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/29		5,125	6,329
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/30		4,045	4,958
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/30		1,000	1,353
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/30		1,750	2,367
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/31		5,100	6,206
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/31		1,000	1,361
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/32		7,000	8,446
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/33		10,025	12,016
Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/39	(4)	36,550	39,770
Conestoga Valley PA School District GO	3.000%	2/1/33		1,000	1,091
Conestoga Valley PA School District GO	3.000%	2/1/37		1,240	1,342
Conestoga Valley PA School District GO	3.000%	2/1/38		850	917
Conestoga Valley PA School District GO	3.000%	2/1/39		1,000	1,076

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Connellsville PA Area School District GO	4.000%	8/15/25	(15)	500	581
Connellsville PA Area School District GO	4.000%	8/15/26	(15)	1,685	1,989
Connellsville PA Area School District GO	4.000%	8/15/27	(15)	2,070	2,421
Conrad Weiser PA Area School District GO	4.000%	9/1/34	(4)	3,085	3,606
Conrad Weiser PA Area School District GO	4.000%	9/1/35	(4)	635	739
Council Rock PA School District GO	2.050%	11/15/33		1,085	1,116
Council Rock PA School District GO	3.250%	11/15/39		5,010	5,373
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	5/1/30		1,000	1,210
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	5/1/31		750	904
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	5/1/32		800	959
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	5/1/34		1,420	1,690
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	11/1/37		2,000	2,173
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	11/1/39		4,685	5,516
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	11/1/42		3,605	3,901
Cumberland County PA Municipal Authority Revenue (Penn State Health Obligated Group)	4.000%	11/1/36		1,400	1,552
Cumberland County PA Municipal Authority Revenue (Penn State Health Obligated Group)	4.000%	11/1/44		5,000	5,423
Cumberland County PA Municipal Authority Revenue (Penn State Health Obligated Group)	4.000%	11/1/49		7,500	8,088
Cumberland Valley PA School District GO	5.000%	12/1/30		500	600
Cumberland Valley PA School District GO	5.000%	12/1/31		750	899
Cumberland Valley PA School District GO	5.000%	12/1/33		1,005	1,200
Cumberland Valley PA School District GO	5.000%	12/1/34		1,125	1,341
Cumberland Valley PA School District GO	5.000%	12/1/35		1,000	1,190
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	4.000%	6/1/30		3,745	4,162
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	4.000%	6/1/31		2,190	2,416
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	4.000%	6/1/32		2,070	2,265
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	5.000%	6/1/35		3,450	3,937
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	5.000%	6/1/42		21,040	22,028
Delaware County PA Authority Revenue (Haverford College)	5.000%	10/1/34		1,220	1,470
Delaware County PA Authority Revenue (Haverford College)	5.000%	10/1/35		800	960
Delaware County PA Authority Revenue (Haverford College)	5.000%	10/1/42		5,030	5,939

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Delaware County PA Authority Revenue (Haverford College)	5.000%	10/1/46		4,970	5,837
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/40		2,500	2,808
	Delaware County PA Regional Water Quality Control Authority Revenue	5.000%	5/1/32		3,355	4,205
	Delaware County PA Regional Water Quality Control Authority Revenue	5.000%	5/1/40		1,500	1,763
	Delaware County PA Vocational-Technical School Authority Lease Revenue (Delaware County Intermediate Unit No. 25 Project)	5.000%	11/1/38	(15)	1,250	1,412
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/25	(Prere.)	500	616
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/32		3,070	3,862
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	4.000%	7/1/33	(15)	4,000	4,433
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/34		3,250	4,056
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/36		3,500	4,336
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/42		18,930	23,132
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/44		755	954
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/47		11,500	13,947
[1]	Delaware River PA Joint Toll Bridge Commission Revenue TOB VRDO	0.390%	6/5/20		11,260	11,260
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/24		3,640	3,809
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/25		2,715	2,831
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/26		3,205	3,328
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/27		1,000	1,034
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/30		3,000	3,806
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/31		3,500	3,919
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/32		2,750	3,442
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/33		5,000	5,577
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/34		3,500	3,896
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/36		2,000	2,455
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/37		12,000	13,287
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/37		2,500	3,055

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/40		5,115	5,641
Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	(2)	6,170	8,022
Delaware Valley PA Regional Finance Authority Revenue	5.750%	7/1/32		6,860	9,754
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25		3,730	4,062
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26		4,445	4,817
Doylestown PA Hospital Authority Revenue	5.000%	7/1/27		1,170	1,265
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28		1,025	1,106
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29		865	930
Doylestown PA Hospital Authority Revenue	5.000%	7/1/46		4,000	4,274
Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	4.000%	7/15/48		7,405	7,898
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/30		1,280	1,310
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/30		825	856
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/34		1,000	1,016
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/35		1,250	1,263
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/45		4,325	4,329
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/47		3,750	3,752
East Norriton-Plymouth-Whitpain PA Joint Sewer Authority Revenue	5.000%	8/1/38		2,500	2,826
East Norriton-Plymouth-Whitpain PA Joint Sewer Authority Revenue	5.000%	8/1/41		2,100	2,367
East Pennsboro PA Area School District GO	4.000%	10/1/44	(15)	2,370	2,697
East Pennsboro PA Area School District GO	4.000%	10/1/47	(15)	1,750	1,979
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/27	(15)	250	286
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/28	(15)	250	285
Erie City PA Water Authority Revenue	5.000%	12/1/43	(4)	1,500	1,864
Erie City PA Water Authority Revenue	4.000%	12/1/44	(15)	2,175	2,520
Erie PA City School District GO	5.000%	4/1/27	(4)	150	189
Erie PA City School District GO	3.000%	4/1/32	(4)	3,360	3,701
Erie PA Higher Education Building Authority Revenue (Gannon University)	5.000%	5/1/32		1,325	1,364
Erie PA Higher Education Building Authority Revenue (Gannon University)	5.000%	5/1/33		1,395	1,429
Erie PA Sewer Authority Revenue	4.000%	12/1/41	(4)	3,500	3,946
Fox Chapel PA Area School District	5.000%	2/1/36		2,000	2,458
Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/20	(Prere.)	17,075	17,145

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/43		1,100	969
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/48		2,300	1,979
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/53		1,900	1,608
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	2/15/34		4,250	5,064
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	2/15/39		4,400	5,160
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	6/1/41		5,000	5,541
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	2/15/45		13,000	15,107
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	4.000%	2/15/47		25,030	27,198
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.040%	6/1/20		1,500	1,500
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.040%	6/1/20		5,000	5,000
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.060%	6/1/20		1,735	1,735
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.060%	6/1/20		7,470	7,470
Hamburg PA Area School District GO	5.000%	4/1/21		300	312
Hamburg PA Area School District GO	5.000%	4/1/22		300	326
Hamburg PA Area School District GO	5.000%	4/1/23		335	378
Hampden Township PA GO	5.000%	11/15/20	(Prere.)	180	184
Haverford PA GO	3.650%	6/1/48		935	1,027
Haverford Township PA School District GO	3.000%	3/1/31		3,920	4,392
Haverford Township PA School District GO	3.000%	3/1/32		4,050	4,488
Haverford Township PA School District GO	3.000%	3/1/33		4,170	4,566
Haverford Township PA School District GO	3.000%	3/1/34		4,295	4,677
Huntingdon County PA General Authority Revenue	5.000%	5/1/46		2,670	2,708
Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	4.000%	11/1/35		900	884
Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	4.000%	11/1/36		625	609

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	4.000%	11/1/40		4,300	4,088
Lancaster County PA GO	4.000%	11/1/31		375	450
Lancaster County PA GO	4.000%	11/1/32		300	357
Lancaster County PA GO	4.000%	11/1/33		375	443
Lancaster County PA GO	4.000%	11/1/34		500	586
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/25		715	718
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/30		750	741
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/31		1,300	1,275
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/32		725	699
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/42		8,825	10,196
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.250%	12/15/30		3,000	3,486
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.250%	12/15/31		4,235	4,917
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.250%	12/15/32		2,600	3,019
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/33		5,000	5,753
Lancaster PA GO	4.000%	11/1/31	(15)	1,400	1,655
Lancaster PA GO	4.000%	11/1/32	(15)	2,445	2,870
Lancaster PA GO	4.000%	11/1/33	(15)	2,545	2,968
Lancaster PA GO	4.000%	11/1/34	(15)	2,660	3,090
Lancaster PA GO	4.000%	11/1/35	(15)	2,355	2,724
Lancaster PA Industrial Development Authority Revenue (Garden Spot Village Project)	5.375%	5/1/23	(Prere.)	1,250	1,409
Lancaster PA Industrial Development Authority Revenue (Garden Spot Village Project)	5.750%	5/1/23	(Prere.)	2,200	2,503
Lehigh County PA Authority Water & Sewer Revenue	0.000%	12/1/24		1,695	1,604
Lehigh County PA Authority Water & Sewer Revenue	5.000%	12/1/43		14,305	16,192
Lehigh County PA Authority Water & Sewer Revenue	5.125%	12/1/47		3,000	3,409
Lehigh County PA General Purpose Authority Revenue (Good Shepherd Obligated Group)	4.000%	11/1/46		3,685	3,885
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/33		5,000	5,161
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/44		7,000	7,988

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/49		27,000	28,083
[1]	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network) TOB VRDO	0.440%	6/5/20		2,800	2,800
	Luzerne County PA GO	5.250%	12/15/21	(14)	2,450	2,535
	Luzerne County PA GO	5.000%	11/15/29	(4)	2,500	3,010
	Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	5/1/26		2,000	2,163
	Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	7/1/30		5,565	5,827
	Lycoming County PA Authority Revenue (Lycoming College)	4.000%	11/1/24		435	473
	Lycoming County PA Authority Revenue (Lycoming College)	5.500%	11/1/33		2,935	3,399
	Manheim Township PA School District GO	4.000%	2/1/31		1,000	1,214
	Manheim Township PA School District GO	5.000%	2/1/31		1,200	1,454
	Marple Newtown PA School District GO	3.000%	6/1/40		3,745	4,023
	Marple Newtown PA School District GO	3.000%	6/1/44		2,000	2,126
	Mechanicsburg PA Area School District GO	4.000%	3/1/32		1,580	1,880
	Mechanicsburg PA Area School District GO	4.000%	3/1/33		1,645	1,938
	Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	7/1/41		3,660	4,170
	Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/42		10,875	11,386
	Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/29		2,580	2,733
	Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/30		1,000	1,055
	Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.750%	4/1/40		3,000	3,176
	Montgomery County PA Higher Education & Health Authority Revenue (Gwynedd Mercy University Project) PUT	3.000%	5/1/21		1,080	1,095
	Montgomery County PA Higher Education & Health Authority Revenue (Gwynedd Mercy University Project) PUT	4.000%	5/1/23		1,160	1,174
	Montgomery County PA Higher Education & Health Authority Revenue (Hill School Project)	4.000%	8/15/50		5,730	6,390
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/24		1,165	1,313
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/25		1,200	1,347

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/26	1,000	1,115
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/27	1,000	1,112
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/40	4,650	5,075
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/31	1,750	2,049
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/34	2,210	2,548
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/35	2,780	3,192
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/37	1,435	1,536
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/37	2,500	2,850
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/43	6,825	7,673
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/44	4,300	4,521
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/48	10,250	11,454
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/49	7,950	8,310
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/51	870	980
Montgomery County PA Higher Education & Health Authority Revenue (Ursinus College)	5.250%	11/1/42	4,000	4,120
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/28	3,795	4,286
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/30	5,000	5,588
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/36	11,250	12,286
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/45	8,500	8,966

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/46		3,300	3,479
Montgomery County PA Industrial Development Authority Health Services Revenue (Jefferson Health System)	5.000%	4/1/22	(Prere.)	4,110	4,471
Montgomery County PA Industrial Development Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/30		1,200	1,227
Montgomery County PA Industrial Development Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46		3,730	3,665
Montgomery County PA Industrial Development Authority Revenue (Haverford School Project)	3.000%	3/1/49		3,760	3,643
Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/38		2,500	2,395
Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/48		6,500	6,053
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	6.625%	12/1/21	(Prere.)	1,565	1,713
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/27		2,250	2,316
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/47		2,000	1,962
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	4.000%	12/1/48		3,000	2,491
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/20		225	226
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/21		200	202
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/22		100	102
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/23		225	230
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/24		300	307

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/25	250	256
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	350	358
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/27	150	153
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/28	200	204
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/29	100	102
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	210	212
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	225	226
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/32	100	100
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	200	199
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	200	198
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/35	395	391
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/36	650	638
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/37	605	590
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/38	300	291
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/44	1,000	1,040
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/49	1,000	1,035
Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing Care Retirement Community Inc.)	5.000%	1/1/30	1,575	1,501

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing Care Retirement Community Inc.)	5.250%	1/1/40		4,750	4,252
Montour PA School District GO	5.000%	4/1/40	(4)	3,185	3,759
Moon Area School District GO	4.000%	11/15/31	(4)	2,050	2,416
Moon Area School District GO	4.000%	11/15/32	(4)	1,000	1,170
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	5.625%	7/1/30		1,000	1,008
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	6.000%	7/1/45		3,500	3,451
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/31		6,270	6,733
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48		6,000	6,667
Mount Union PA Area School District GO	5.000%	9/1/32	(4)	1,580	2,015
Mount Union PA Area School District GO	5.000%	9/1/33	(4)	1,655	2,100
Mount Union PA Area School District GO	5.000%	9/1/34	(4)	1,740	2,200
Muhlenberg PA School District GO	2.000%	2/15/21		1,000	1,001
New Kensington Arnold PA School District GO	5.000%	5/15/23	(15)	2,025	2,274
New Kensington Arnold PA School District GO	5.000%	5/15/24	(15)	2,125	2,468
Norristown PA Area School District GO	4.000%	9/1/30		1,000	1,137
North Allegheny PA School District GO	3.000%	5/1/32		2,590	2,873
North Allegheny PA School District GO	3.000%	5/1/33		2,780	3,062
North Allegheny PA School District GO	4.000%	5/1/37		1,065	1,245
North Allegheny PA School District GO	4.000%	5/1/38		2,345	2,732
North Allegheny PA School District GO	4.000%	5/1/44		1,750	2,008
Northampton County PA General Purpose Authority College Revenue (Lafayette College)	5.000%	11/1/47		2,000	2,348
Northampton County PA General Purpose Authority College Revenue (Moravian College)	5.000%	10/1/40		1,760	1,782
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/28		3,975	4,682
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/29		2,000	2,349
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/33		9,555	10,329
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/36		6,790	7,749
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/43		3,000	3,474
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/46		1,795	2,009

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	4.000%	8/15/48		3,895	4,171
Northampton County PA General Purpose Authority University Revenue (Lafayette College)	5.000%	11/1/32		4,000	4,497
Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	0.130%	6/5/20		515	515
Northampton County PA General Purpose Authority University Revenue (Lehigh University)	4.000%	11/15/34		7,535	8,589
Northampton County PA Industrial Development Authority Revenue (Morningstar Senior Living, Inc. Project)	5.000%	7/1/32		1,775	1,702
Northampton County PA Industrial Development Authority Revenue (Morningstar Senior Living, Inc. Project)	5.000%	7/1/36		1,000	925
Northampton County PA Industrial Development Authority Revenue (Morningstar Senior Living, Inc. Project)	5.000%	11/1/44		1,900	1,647
Northampton PA GO	3.625%	5/15/39		2,145	2,325
Northeastern Pennsylvania Hospital & Education Authority Revenue (Kings College Project)	5.000%	5/1/44		1,000	1,042
Northeastern Pennsylvania Hospital & Education Authority Revenue (Kings College Project)	5.000%	5/1/49		1,350	1,401
Northeastern Pennsylvania Hospital & Education Authority Revenue (Wilkes University Project)	5.000%	3/1/25		1,125	1,171
Northeastern Pennsylvania Hospital & Education Authority Revenue (Wilkes University Project)	5.000%	3/1/29		1,250	1,286
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.250%	3/1/31		1,140	1,177
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/37		3,740	3,675
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.250%	3/1/37		3,000	3,031
Northern Tioga School District Pennsylvania GO	5.000%	4/1/29	(15)	500	631
Northern Tioga School District Pennsylvania GO	5.000%	4/1/31	(15)	700	874
Northern Tioga School District Pennsylvania GO	4.000%	4/1/33	(15)	500	568
Octorara PA Area School District GO	4.000%	4/1/30	(4)	1,100	1,332
Palmer Township PA GO	4.000%	5/15/30		1,495	1,661
Penn Hills PA School District GO	3.000%	10/1/30	(15)	3,030	3,447
Penn Hills PA School District GO	3.000%	10/1/31	(15)	4,180	4,719
Penn Hills PA School District GO	3.000%	10/1/32	(15)	2,845	3,186

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Penn Hills PA School District GO	3.000%	10/1/33	(15)	5,015	5,582
Penn Manor PA School District Revenue	5.000%	3/1/32		1,000	1,244
Penn Manor PA School District Revenue	5.000%	3/1/35		800	987
Penn Manor PA School District Revenue	5.000%	3/1/36		1,700	2,091
Penn Manor PA School District Revenue	5.000%	3/1/38		1,250	1,530
Pennsylvania COP	5.000%	7/1/29		300	384
Pennsylvania COP	5.000%	7/1/30		375	477
Pennsylvania COP	5.000%	7/1/31		425	538
Pennsylvania COP	5.000%	7/1/34		475	592
Pennsylvania COP	5.000%	7/1/35		845	1,049
Pennsylvania COP	5.000%	7/1/36		1,000	1,236
Pennsylvania COP	5.000%	7/1/37		875	1,077
Pennsylvania COP	5.000%	7/1/38		1,000	1,226
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	0.000%	1/1/29	(4)	2,000	1,689
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	0.000%	1/1/30	(4)	3,710	3,037
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	5.500%	1/1/31	(4)	3,000	3,493
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	0.000%	1/1/36	(4)	6,045	4,168
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	0.000%	1/1/38	(4)	5,525	3,552
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	5.250%	1/1/44	(4)	6,500	7,337
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31		5,000	5,586
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	4/15/31		1,215	1,510
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32		8,000	8,891
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	3/15/32		2,500	2,741
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33		11,405	12,300
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	4/15/35		1,550	1,863
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/43		4,500	4,787
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/45		5,000	5,415
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	3/15/45		4,000	4,170
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/45		4,000	4,260
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/47		10,000	10,524
Pennsylvania GO	5.000%	1/15/21		100	103

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania GO	5.000%	7/1/21		120	126
Pennsylvania GO	5.000%	7/1/21		250	263
Pennsylvania GO	5.375%	7/1/21		8,000	8,441
Pennsylvania GO	5.000%	3/1/22		10,000	10,806
Pennsylvania GO	5.000%	7/1/22		230	252
Pennsylvania GO	5.000%	1/1/23		175	196
Pennsylvania GO	4.000%	7/1/23		4,000	4,432
Pennsylvania GO	5.000%	10/15/23		215	247
Pennsylvania GO	5.000%	1/1/24		10	12
Pennsylvania GO	5.000%	1/15/24		55	64
Pennsylvania GO	5.000%	3/15/24		15	18
Pennsylvania GO	5.000%	7/15/24		10,000	11,815
Pennsylvania GO	5.000%	9/15/24		9,875	11,731
Pennsylvania GO	5.000%	7/15/25		15,000	18,291
Pennsylvania GO	5.000%	8/15/25		1,420	1,732
Pennsylvania GO	5.000%	9/15/25	(4)	2,275	2,807
Pennsylvania GO	5.000%	9/15/25		6,240	7,645
Pennsylvania GO	5.000%	10/15/25		10,000	11,523
Pennsylvania GO	5.000%	1/1/26		10,000	12,352
Pennsylvania GO	5.000%	7/15/26		5,000	6,266
Pennsylvania GO	5.000%	9/15/26		525	661
Pennsylvania GO	5.000%	9/15/26	(4)	9,050	11,412
Pennsylvania GO	5.000%	7/15/27		3,000	3,862
Pennsylvania GO	5.000%	9/15/27		10,000	12,443
Pennsylvania GO	5.000%	9/15/27		5,000	6,222
Pennsylvania GO	5.000%	3/15/28		8,550	10,166
Pennsylvania GO	5.000%	7/15/28		5,000	6,604
Pennsylvania GO	4.000%	10/15/28		10,000	10,966
Pennsylvania GO	4.000%	1/1/29		10,350	11,938
Pennsylvania GO	4.000%	8/15/29	(4)	6,290	7,235
Pennsylvania GO	4.000%	1/1/30		3,500	4,018
Pennsylvania GO	5.000%	2/1/30		2,500	3,307
Pennsylvania GO	4.000%	4/1/30		10,000	10,779
Pennsylvania GO	4.000%	6/15/30		10,000	11,070
Pennsylvania GO	4.000%	8/15/30	(4)	7,640	8,742
Pennsylvania GO	5.000%	10/15/30		6,650	7,622
Pennsylvania GO	4.000%	2/1/31		17,875	20,232
Pennsylvania GO	5.000%	2/1/31		2,500	3,245
Pennsylvania GO	4.000%	9/15/31		2,500	2,864
Pennsylvania GO	5.000%	10/15/31		14,955	17,151
Pennsylvania GO	4.000%	2/1/32		18,870	21,359
Pennsylvania GO	5.000%	3/1/32		11,225	14,101
Pennsylvania GO	5.000%	3/15/32		6,000	7,032
Pennsylvania GO	5.000%	8/1/32		4,000	4,771
Pennsylvania GO	5.000%	8/15/32		8,000	9,468
Pennsylvania GO	5.000%	10/15/32		15,000	17,154
Pennsylvania GO	4.000%	2/1/33		5,585	6,321
Pennsylvania GO	4.000%	3/1/33	(4)	20,000	23,630
Pennsylvania GO	5.000%	8/1/33		4,000	4,754
Pennsylvania GO	4.000%	3/1/34	(4)	20,000	23,545
Pennsylvania GO	4.000%	9/15/34		10,000	11,371
Pennsylvania GO	4.000%	3/1/35	(15)	15,000	17,589
Pennsylvania GO	4.000%	3/1/35		5,500	6,273
Pennsylvania GO	4.000%	3/1/36		5,000	5,679

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania GO	3.000%	9/15/36		745	795
Pennsylvania GO	4.000%	3/1/37	(15)	10,000	11,591
Pennsylvania GO	4.000%	3/1/37		10,000	11,320
Pennsylvania GO	4.000%	3/1/38		2,820	3,183
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/32		3,330	3,690
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/33		2,310	2,548
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/34		2,940	3,348
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	2/15/43		7,000	7,846
Pennsylvania Higher Educational Facilities Authority Revenue	3.000%	6/15/45		1,405	1,413
Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/20		595	597
Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/21		1,245	1,257
Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/27		1,250	1,256
Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/42		535	494
Pennsylvania Higher Educational Facilities Authority Revenue (Bryn Mawr College)	5.000%	12/1/30		200	265
Pennsylvania Higher Educational Facilities Authority Revenue (Bryn Mawr College)	5.000%	12/1/31		295	388
Pennsylvania Higher Educational Facilities Authority Revenue (Bryn Mawr College)	5.000%	12/1/32		230	300
Pennsylvania Higher Educational Facilities Authority Revenue (Bryn Mawr College)	4.000%	12/1/44		1,000	1,161
Pennsylvania Higher Educational Facilities Authority Revenue (Bryn Mawr College)	4.000%	12/1/48		2,500	2,890
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/29		1,260	1,338
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/29		1,655	1,935
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/32		1,750	1,960
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/33		3,520	3,924
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	4.000%	5/1/34		2,575	2,754
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/34		3,000	3,337
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/35		1,870	2,119
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	4.000%	5/1/36		2,305	2,446
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/41		5,000	5,576

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.050%	6/1/20	LOC	1,100	1,100
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	4.000%	6/15/30		3,895	4,475
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	4.000%	6/15/30		2,125	2,441
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/37		5,865	5,888
Pennsylvania Higher Educational Facilities Authority Revenue (Lock Haven University Foundation Student Housing Project)	4.000%	7/1/28		3,500	3,401
Pennsylvania Higher Educational Facilities Authority Revenue (Philadelphia University)	5.000%	6/1/23	(Prere.)	2,025	2,309
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/23	(Prere.)	1,265	1,467
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/40		7,000	7,136
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/35		7,755	8,283
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/42		11,120	11,816
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32		3,965	4,355
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/39		5,000	5,407
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/45		17,800	19,102
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50		10,000	10,810
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/31		4,000	4,629
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/34		2,200	2,525
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/35		2,275	2,609
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/36		1,400	1,602
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/31		750	876
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/33		1,180	1,366
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/34		750	868

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/34		2,695	3,113
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/35		3,135	3,561
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/35		785	904
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/40		11,000	12,547
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/41		6,000	6,540
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/42		6,675	7,342
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/42		6,130	6,497
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	3.000%	8/15/47		7,345	7,500
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/47		10,000	11,674
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/49		5,000	5,483
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/49		12,000	14,417
Pennsylvania Higher Educational Facilities Authority Revenue (University of the Sciences)	5.000%	11/1/30		940	953
Pennsylvania Higher Educational Facilities Authority Revenue (University of the Sciences)	5.000%	11/1/31		1,870	1,887
Pennsylvania Higher Educational Facilities Authority Revenue (University of the Sciences)	5.000%	11/1/36		1,630	1,605
Pennsylvania Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc.)	6.000%	7/1/21		2,125	2,131
Pennsylvania Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc.)	5.000%	7/1/31		4,000	4,005
Pennsylvania Higher Educational Facilities Authority Student Housing Revenue(University Properties Inc.)	5.000%	7/1/42		1,000	1,001
Pennsylvania Housing Finance Agency Multi-Family Housing Revenue (Country Commons Apartments)	3.600%	8/1/35	LOC	7,841	8,777

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.200%	10/1/31		2,500	2,672
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.700%	10/1/33		5,000	5,512
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	2.950%	10/1/34		3,000	3,234
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.500%	10/1/34		1,000	1,092
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.500%	10/1/36		5,500	5,766
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.900%	10/1/36		8,500	9,227
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.900%	10/1/37		8,000	8,717
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.850%	4/1/38		2,500	2,744
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.875%	10/1/38		6,000	6,519
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.200%	10/1/41		4,000	4,181
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.950%	4/1/42		3,945	4,236
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.650%	10/1/42		6,890	7,334
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.100%	10/1/44		6,000	6,317
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.000%	10/1/46		3,000	3,121
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.700%	10/1/47		17,000	18,194
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.000%	10/1/47		3,390	3,641
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/24		2,000	2,311
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/25		2,940	3,494
Pennsylvania Public School Building Authority Revenue (Harrisburg School District)	5.000%	12/1/30	(4)	3,500	4,194
Pennsylvania Public School Building Authority Revenue (Harrisburg School District)	5.000%	12/1/32	(4)	2,750	3,260
Pennsylvania Public School Building Authority Revenue (Harrisburg School District)	5.000%	12/1/33	(4)	2,000	2,364
Pennsylvania State University Revenue	4.000%	9/1/27		7,000	8,276
Pennsylvania State University Revenue	5.000%	9/1/30		6,900	8,322
Pennsylvania State University Revenue	5.000%	9/1/33		5,000	6,066
Pennsylvania State University Revenue	5.000%	9/1/36		4,650	5,732
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22	(Prere.)	2,140	2,391
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/34		9,000	10,875
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/35		4,390	5,125

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/35		5,500	6,620
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/41		3,035	3,540
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/29		3,040	3,640
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/30		6,970	8,309
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	0.000%	12/1/37		2,000	1,224
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/38		3,000	3,585
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/39		3,535	4,215
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/43		15,205	17,963
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/48		14,345	16,645
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/48		8,000	9,699
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		2,305	2,700
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		7,060	8,366
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29		8,375	9,769
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30		2,500	3,165
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31		9,775	11,469
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32		7,090	8,158
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		10,000	11,700
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		9,325	11,209
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33		5,410	6,192
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		1,250	1,495
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		2,000	2,255
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		9,800	11,442
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		500	608
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/33		2,560	2,964
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34		545	623
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34	(4)	1,325	1,635
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34		10,000	10,904
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		2,000	2,251
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		10,000	11,647
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/34		4,410	5,092
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35		3,000	3,475
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35		5,000	5,833
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36		9,790	11,381
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36		1,000	1,201
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36		1,260	1,459
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/37		6,610	7,216
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/37		4,000	4,450
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37		1,315	1,558
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37		6,535	7,576
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37		1,360	1,627
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/38		8,145	9,218
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/38		3,500	3,871
Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38		5,345	6,676
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39		19,950	22,476

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39		2,100	2,361
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39		2,010	2,262
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		7,200	8,109
	Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	(15)	10,815	6,425
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/42		14,500	16,513
	Pennsylvania Turnpike Commission Revenue	5.500%	12/1/42		2,950	3,417
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43		1,275	1,400
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		6,400	7,147
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		6,000	6,701
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		1,890	2,222
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44		2,640	2,950
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45		14,960	16,751
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45		4,700	5,301
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45		5,000	5,662
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46		4,095	4,581
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46		16,000	18,159
	Pennsylvania Turnpike Commission Revenue	5.500%	12/1/46		7,000	8,067
	Pennsylvania Turnpike Commission Revenue	5.250%	6/1/47		12,500	14,343
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/48		13,750	16,273
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/49		5,380	5,846
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/49	(4)	5,000	5,498
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/49		8,150	9,549
[1,3]	Pennsylvania Turnpike Commission Revenue TOB PUT	0.100%	6/1/20	(4)LOC	14,395	14,395
[1]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.190%	6/1/20	(Prere.)	7,330	7,330
[1]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.320%	6/5/20	(4)	1,300	1,300
[4]	Pennsylvania Turnpike Commission Revenue, 4.500% coupon rate effective 12/1/2021	0.000%	12/1/34		3,855	4,186
[4]	Pennsylvania Turnpike Commission Revenue, 4.750% coupon rate effective 12/1/2021	0.000%	12/1/37		4,060	4,413
[4]	Pennsylvania Turnpike Commission Revenue, 6.100% coupon rate effective 12/1/2028	0.000%	12/1/41		9,565	9,529
	Peters Township PA School District (Washington County) GO	5.000%	9/1/37		3,000	3,787
	Peters Township PA School District (Washington County) GO	5.000%	9/1/38		7,555	9,508
	Philadelphia PA Airport Parking Authority Revenue	5.125%	2/15/24	(2)	730	733
	Philadelphia PA Airport Parking Authority Revenue	5.125%	9/1/29		5,975	6,025
	Philadelphia PA Airport Revenue	5.000%	7/1/29		590	709
	Philadelphia PA Airport Revenue	5.000%	7/1/30		1,020	1,218
	Philadelphia PA Airport Revenue	5.000%	7/1/31		1,300	1,542
	Philadelphia PA Airport Revenue	5.000%	7/1/32		1,400	1,651
	Philadelphia PA Airport Revenue	5.000%	7/1/33		750	880
	Philadelphia PA Airport Revenue	5.000%	7/1/42		5,000	5,728
	Philadelphia PA Authority for Industrial Development Revenue (City of Philadelphia Affordable Housing Preservation Programs Project)	5.000%	12/1/37		3,250	3,883

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/27		960	1,167
	Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/28		3,885	4,715
	Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/31		1,130	1,361
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/29		3,500	4,101
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/36		4,750	5,446
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/40		7,430	8,457
	Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	5.000%	7/1/33		3,600	4,388
	Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	5.000%	7/1/34		2,180	2,650
	Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	4.000%	7/1/35		2,150	2,454
	Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	4.000%	7/1/36		3,780	4,285
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/35		2,425	2,725
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/36		10,000	11,201
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/47		12,000	13,194
[2]	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph’s University)	5.000%	11/1/31		2,000	2,377
[2]	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph’s University)	5.000%	11/1/32		2,000	2,360
[2]	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph’s University)	4.000%	11/1/37		1,400	1,477
	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph’s University)	4.000%	11/1/45		12,530	12,925
	Philadelphia PA Gas Works Revenue	5.000%	7/1/20	(4)	15	15
	Philadelphia PA Gas Works Revenue	5.000%	8/1/20	(Prere.)	25	25
	Philadelphia PA Gas Works Revenue	5.250%	8/1/20	(Prere.)	40	40
	Philadelphia PA Gas Works Revenue	5.250%	8/1/20	(Prere.)	55	55
	Philadelphia PA Gas Works Revenue	5.000%	7/1/22	(4)	10	10
	Philadelphia PA Gas Works Revenue	5.000%	10/1/22		1,375	1,495

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Philadelphia PA Gas Works Revenue	5.000%	10/1/28		1,400	1,669
Philadelphia PA Gas Works Revenue	5.000%	8/1/29		1,750	2,108
Philadelphia PA Gas Works Revenue	5.000%	8/1/30		2,000	2,310
Philadelphia PA Gas Works Revenue	5.000%	10/1/30		3,050	3,602
Philadelphia PA Gas Works Revenue	5.000%	8/1/31		1,750	2,013
Philadelphia PA Gas Works Revenue	5.000%	10/1/31		3,270	3,843
Philadelphia PA Gas Works Revenue	5.000%	8/1/32		2,000	2,291
Philadelphia PA Gas Works Revenue	5.000%	10/1/33		2,500	2,914
Philadelphia PA Gas Works Revenue	5.000%	10/1/34		4,175	4,853
Philadelphia PA Gas Works Revenue	5.000%	8/1/35		4,000	4,682
Philadelphia PA Gas Works Revenue	5.000%	8/1/36		2,000	2,333
Philadelphia PA Gas Works Revenue	5.000%	8/1/37		2,000	2,326
Philadelphia PA Gas Works Revenue	4.000%	10/1/37		1,120	1,217
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	(4)	65	65
Philadelphia PA Gas Works Revenue	5.250%	8/1/40		115	116
Philadelphia PA Gas Works Revenue	5.000%	8/1/42		5,000	5,753
Philadelphia PA Gas Works Revenue	5.000%	8/1/47		11,800	13,492
Philadelphia PA GO	6.000%	8/1/20	(Prere.)	7,430	7,501
Philadelphia PA GO	5.000%	8/1/23		3,800	4,298
Philadelphia PA GO	5.000%	8/1/26		4,125	5,083
Philadelphia PA GO	5.000%	8/1/30		4,000	4,791
Philadelphia PA GO	5.000%	8/1/30	(4)	5,330	6,744
Philadelphia PA GO	5.000%	8/1/31		2,000	2,508
Philadelphia PA GO	5.000%	8/1/32		3,000	3,739
Philadelphia PA GO	5.000%	8/1/32		4,420	5,509
Philadelphia PA GO	5.250%	7/15/33		3,585	4,142
Philadelphia PA GO	5.000%	8/1/35	(4)	6,000	7,405
Philadelphia PA GO VRDO	0.130%	6/5/20	LOC	3,915	3,915
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	0.060%	6/1/20		660	660
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	0.060%	6/1/20		16,605	16,605
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	0.060%	6/1/20		1,200	1,200
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/34		1,000	1,090
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.625%	7/1/42		3,850	4,010
Philadelphia PA Industrial Development Authority Lease Revenue VRDO	0.120%	6/5/20	LOC	8,000	8,000
Philadelphia PA Redevelopment Authority Revenue	5.000%	4/15/27		2,000	2,296
Philadelphia PA Redevelopment Authority Revenue	5.000%	4/15/28		3,000	3,438
Philadelphia PA School District GO	4.000%	9/1/22		125	126
Philadelphia PA School District GO	5.250%	9/1/22		7,500	7,585

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Philadelphia PA School District GO	5.000%	6/1/26	(14)	5,000	6,129
	Philadelphia PA School District GO	5.000%	9/1/27		2,415	2,904
	Philadelphia PA School District GO	5.000%	9/1/28		5,000	6,141
	Philadelphia PA School District GO	5.000%	9/1/29		2,665	3,193
	Philadelphia PA School District GO	5.000%	9/1/29		5,135	6,279
	Philadelphia PA School District GO	5.000%	9/1/31		2,000	2,383
	Philadelphia PA School District GO	5.000%	9/1/33		1,045	1,284
	Philadelphia PA School District GO	5.000%	9/1/35		2,500	2,981
	Philadelphia PA School District GO	5.000%	9/1/35		4,240	5,170
	Philadelphia PA School District GO	5.000%	9/1/36		2,015	2,396
	Philadelphia PA School District GO	4.000%	9/1/37		2,300	2,646
	Philadelphia PA School District GO	5.000%	9/1/37		2,015	2,389
	Philadelphia PA School District GO	5.000%	9/1/37		3,825	4,631
	Philadelphia PA School District GO	4.000%	9/1/38		2,300	2,637
	Philadelphia PA School District GO	5.000%	9/1/38		2,000	2,366
	Philadelphia PA School District GO	4.000%	9/1/43	(4)	3,160	3,639
	Philadelphia PA School District GO	5.000%	9/1/44		10,165	12,317
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/30		4,000	4,777
	Philadelphia PA Water & Wastewater Revenue	4.000%	10/1/31		6,210	7,063
	Philadelphia PA Water & Wastewater Revenue	4.000%	10/1/32		6,440	7,279
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/32		1,000	1,237
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/33		1,765	2,178
	Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/34		6,000	6,593
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34		2,000	2,456
[2]	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34		2,735	3,451
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/34		1,200	1,476
[2]	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/37		2,295	2,857
[2]	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/38		2,560	3,176
[2]	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/39		2,355	2,914
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/40		10,000	11,369
[2]	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/40		3,195	3,943
	Philadelphia PA Water & Wastewater Revenue	5.125%	1/1/43		9,000	9,521
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/43		4,375	4,955
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/44		4,000	4,973
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/45		14,000	15,828
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/48		2,000	2,435
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/52		4,000	4,758
	Philadelphia PA Water & Wastewater Revenue	5.250%	10/1/52		1,000	1,206
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/53		10,000	12,121
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/54		8,000	9,819
	Philadelphia PA Water & Wastewater Revenue VRDO	0.120%	6/5/20	LOC	8,400	8,400
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/31		1,000	1,246
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/32		500	618
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/34		1,000	1,228
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/36		500	604
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/37		500	602
	Pittsburgh PA GO	5.000%	9/1/30		500	638
	Pittsburgh PA GO	5.000%	9/1/31	(15)	1,150	1,349

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pittsburgh PA GO	5.000%	9/1/34		50	62
Pittsburgh PA GO	4.000%	9/1/35		750	876
Pittsburgh PA GO	5.000%	9/1/35		600	741
Pittsburgh PA GO	4.000%	9/1/36		875	1,018
Pittsburgh PA GO	5.000%	9/1/36		825	1,014
Pittsburgh PA GO	4.000%	9/1/38		500	578
Pittsburgh PA School District GO	4.000%	9/1/33		1,030	1,204
Pittsburgh PA School District GO	4.000%	9/1/34		1,710	1,990
Pittsburgh PA School District GO	4.000%	9/1/35		1,095	1,263
Pittsburgh PA School District GO	4.000%	9/1/35		1,670	1,933
Pittsburgh PA School District GO	4.000%	9/1/36		1,220	1,402
Pittsburgh PA School District GO	4.000%	9/1/37		1,180	1,353
Pittsburgh PA School District GO	4.000%	9/1/38		1,740	1,990
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/27	(14)	10,830	9,522
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/29	(14)	10,000	8,325
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/30	(4)	1,240	1,684
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/31	(4)	4,500	6,206
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/32	(4)	2,850	3,941
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/34	(4)	1,085	1,406
Pittsburgh PA Water & Sewer Authority Revenue	5.250%	9/1/36		5,000	5,732
Pittsburgh PA Water & Sewer Authority Revenue	5.250%	9/1/40		5,000	5,725
Plum Borough PA School District GO	5.000%	9/15/36	(15)	4,920	5,555
Pocono Mountains Industrial Park Authority Pennsylvania Hospital Revenue (St. Luke’ s Hospital Obligated Group)	5.000%	8/15/40		3,750	4,132
Pocono Mountains PA Industrial Park Authority Hospital Revenue (St. Luke’s Hospital Obligated Group)	4.000%	8/15/45		1,705	1,773
Pottsville PA Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/41		6,275	7,033
Pottsville PA Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/45		14,405	16,006
Quaker Valley PA School District GO	5.000%	10/1/31		350	472
Quaker Valley PA School District GO	5.000%	10/1/32		365	488
Quaker Valley PA School District GO	5.000%	10/1/33		330	438
Quaker Valley PA School District GO	5.000%	10/1/34		400	529
Quaker Valley PA School District GO	5.000%	10/1/35		350	460
Reading PA School District GO	5.000%	3/1/38	(4)	1,750	2,085
Reading PA School District GO	4.000%	4/1/44	(15)	1,000	1,148
Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26		1,000	1,235
Schuylkill County PA Municipal Authority Revenue	4.000%	6/15/40	(15)	3,650	4,069
Scranton PA School District GO	5.000%	6/1/27		1,000	1,200

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Scranton-Lackawanna PA Health & Welfare
	Authority Revenue (University of Scranton)	5.000%	11/1/37		2,500	2,596
	Snyder County PA Higher Education Authority
	University Revenue (Susquehanna University
	Project)	5.000%	1/1/29		1,335	1,472
	Snyder County PA Higher Education Authority
	University Revenue (Susquehanna University
	Project)	5.000%	1/1/30		1,180	1,296
	Snyder County PA Higher Education Authority
	University Revenue (Susquehanna University
	Project)	5.000%	1/1/30		1,285	1,456
	Snyder County PA Higher Education Authority
	University Revenue (Susquehanna University
	Project)	5.000%	1/1/31		1,250	1,368
	Snyder County PA Higher Education Authority
	University Revenue (Susquehanna University
	Project)	5.000%	1/1/31		1,250	1,409
	Snyder County PA Higher Education Authority
	University Revenue (Susquehanna University
	Project)	5.000%	1/1/32		1,695	1,846
	Southcentral Pennsylvania General Authority
	Revenue (Hanover Hospital Inc.)	5.000%	12/1/27		1,480	1,725
	Southcentral Pennsylvania General Authority
	Revenue (Hanover Hospital Inc.)	5.000%	12/1/29		1,090	1,261
	Southcentral Pennsylvania General Authority
	Revenue (WellSpan Health Obligated Group)	5.000%	6/1/29		1,500	1,710
	Southcentral Pennsylvania General Authority
	Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34		1,130	1,267
	Southcentral Pennsylvania General Authority
	Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44		2,500	2,756
	Southcentral Pennsylvania General Authority
	Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44		5,000	6,090
	Southcentral Pennsylvania General Authority
	Revenue (WellSpan Health Obligated Group)	4.000%	6/1/49		11,500	12,903
[3]	Southcentral Pennsylvania General Authority
	Revenue (WellSpan Health Obligated Group)
	PUT	0.060%	6/1/20		400	400
	State College PA Area School District GO	5.000%	5/15/36		375	477
	State College PA Area School District GO	5.000%	5/15/37		680	862
	State College PA Area School District GO	5.000%	5/15/38		400	505
	State College PA Area School District GO	5.000%	3/15/40		3,000	3,535
	State Public School Building Authority
	Pennsylvania College Revenue (Community
	College of Allegheny County Project)	4.000%	6/15/33	(15)	1,000	1,070
	State Public School Building Authority
	Pennsylvania College Revenue (Delaware
	County Community College Project)	5.000%	10/1/29	(15)	1,210	1,353
	State Public School Building Authority
	Pennsylvania College Revenue (Delaware
	County Community College Project)	5.000%	10/1/30	(15)	1,055	1,175
	State Public School Building Authority
	Pennsylvania College Revenue (Montgomery
	County Community College)	5.000%	5/1/33		1,025	1,162

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.500%	5/1/33		6,165	7,015
State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/34		2,125	2,405
State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/35		1,510	1,704
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/28		11,410	13,993
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/30	(4)	16,480	19,790
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/32	(4)	4,655	5,533
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/33	(4)	3,240	3,834
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/34		6,000	7,169
State Public School Building Authority Pennsylvania School Revenue (Chester Upland School District Project)	5.250%	9/15/30		3,545	4,441
Susquehanna PA Area Regional Airport Authority System Revenue	4.000%	1/1/33	(15)	5,000	5,009
Susquehanna Township PA School District GO	3.000%	5/15/33		3,315	3,682
Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/47		1,600	2,009
Trinity PA Area School District GO	4.000%	1/15/35	(15)	3,000	3,412
Trinity PA Area School District GO	4.000%	1/15/36	(15)	3,000	3,387
Trinity PA Area School District GO	4.000%	1/15/38	(15)	3,700	4,137
Union County PA Higher Educational Facilities Financing Authority University Revenue (Bucknell University) VRDO	0.020%	6/5/20		260	260
Union County PA Hospital Authority Revenue (Evangelical Community Hospital)	5.000%	8/1/43		2,945	3,327
Union County PA Hospital Authority Revenue (Evangelical Community Hospital)	5.000%	8/1/48		3,000	3,375
Unionville-Chadds Ford PA School District GO	4.000%	6/1/31		4,400	5,175
Upper Allegheny PA Joint Sanitary Authority Revenue	3.000%	9/1/39	(4)	1,000	1,073
Upper Merion PA Area School District GO	5.000%	1/15/34		500	608
Upper Merion PA Area School District GO	5.000%	1/15/36		1,620	1,915
Upper St. Clair Township PA School District GO	3.500%	10/1/37		7,240	7,902
Upper St. Clair Township PA School District GO	3.625%	10/1/39		5,000	5,486
Washington County PA Industrial Development Authority Revenue (Washington & Jefferson College Project)	4.000%	11/1/31		3,440	3,731

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Washington County PA Industrial Development Authority Revenue (Washington & Jefferson College Project)	4.000%	11/1/32		3,110	3,352
	West Bradford Township PA GO	4.000%	12/15/40		745	868
	West Bradford Township PA GO	4.000%	12/15/45		1,395	1,609
	West Bradford Township PA GO	4.000%	12/15/49		1,125	1,292
	West Cornwall PA Healthcare Facilities Revenue (Pleasant View Retirement Community Obligated Group)	5.000%	12/15/48		2,750	2,397
	West Mifflin School District GO	3.000%	4/1/34	(15)	1,300	1,432
	West Mifflin School District GO	3.000%	4/1/38	(15)	5,920	6,406
	West Shore PA Area Authority Hospital Revenue (Holy Spirit Hospital of the Sisters of Christian Charity Project)	6.000%	1/1/21	(Prere.)	330	341
	West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	5.000%	7/1/22		1,000	1,011
	West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	5.000%	7/1/25		1,605	1,636
	West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	5.000%	7/1/30		1,500	1,503
	West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	5.000%	7/1/35		1,750	1,708
	West View PA Water Authority Revenue	4.000%	11/15/32		1,050	1,222
	West View PA Water Authority Revenue	4.000%	11/15/33		1,000	1,159
	West View PA Water Authority Revenue	4.000%	11/15/34		1,000	1,153
	West View PA Water Authority Revenue	4.000%	11/15/35		1,200	1,379
	West View PA Water Authority Revenue	4.000%	11/15/36		2,300	2,634
	West View PA Water Authority Revenue	4.000%	11/15/37		2,415	2,760
	West View PA Water Authority Revenue	4.000%	11/15/38		1,625	1,852
	West View PA Water Authority Revenue	4.000%	11/15/39		1,400	1,590
	West York PA Area School District GO	5.000%	4/1/33		4,265	4,777
[1]	Westmoreland County PA Industrial Development Authority Revenue	4.720%	7/1/35		6,650	7,231
	Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.125%	7/1/30		1,500	1,504
	Westmoreland County PA Municipal Authority Revenue	4.000%	8/15/34	(15)	8,000	8,968
	Westmoreland County PA Municipal Authority Revenue	4.000%	8/15/35	(15)	8,000	8,932
	Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/42	(15)	2,775	3,188
	Wilkes-Barre PA Area School District GO	5.000%	8/1/27	(15)	1,240	1,544
	Wilkes-Barre PA Area School District GO	5.000%	8/1/29	(15)	1,860	2,317
	Wilkes-Barre PA Area School District GO	4.000%	4/15/49	(15)	2,250	2,550
	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	(15)	2,800	3,148
	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	(15)	2,380	2,883
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	4,110	4,179
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/30		2,315	2,454
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/31		2,430	2,564

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/34		1,000	1,043
William Penn School District GO	3.000%	11/15/34	(15)	2,595	2,754
Woodland Hills PA School District GO	3.000%	9/1/35	(15)	3,620	3,873
York County PA GO	5.000%	6/1/32		2,875	3,424
York County PA GO	5.000%	6/1/33		1,020	1,212
York County PA GO	4.000%	3/1/34		3,000	3,487
York County PA GO	5.000%	6/1/38		5,000	5,633

					3,946,497
Puerto Rico (0.3%)
Puerto Rico Aqueduct & Sewer Authority Revenue	5.000%	7/1/33		280	278
Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/42		1,025	1,012
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		831	731
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27		1,269	1,001
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29		1,271	919
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31		1,750	1,150
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40		8,061	7,738
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40		701	673

					13,502
Guam (0.1%)
Guam Power Authority Revenue	5.000%	10/1/27		1,000	1,078
Guam Power Authority Revenue	5.000%	10/1/36		650	698
[2] Guam Waterworks Authority Water &
Wastewater System Revenue	5.000%	1/1/50		750	829

					2,605

Total Tax-Exempt Municipal Bonds (Cost $3,729,879)					3,962,604
Other Assets and Liabilities-Net (0.5%)					20,837
Net Assets (100%)					3,983,441

Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate value of these securities was $55,416,000, representing 1.4% of net assets.
2	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2020.
3	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Step bond.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1)	MBIA (Municipal Bond Investors Assurance).

(2)	AMBAC (Ambac Assurance Corporation).

(3)	FGIC (Financial Guaranty Insurance Company).

(4)	AGM (Assured Guaranty Municipal Corporation).

(5)	BIGI (Bond Investors Guaranty Insurance).

(6)	Connie Lee Inc.

(7)	FHA (Federal Housing Authority).

(8)	CapMAC (Capital Markets Assurance Corporation).

(9)	American Capital Access Financial Guaranty Corporation.

(10)	XL Capital Assurance Inc.

(11)	CIFG (CDC IXIS Financial Guaranty).

(12)	AGC (Assured Guaranty Corporation).

(13)	BHAC (Berkshire Hathaway Assurance Corporation).

(14)	NPFG (National Public Finance Guarantee Corporation).

(15)	BAM (Build America Mutual Assurance Company).

(16)	MAC (Municipal Assurance Corporation).

(17)	RAA (Radian Asset Assurance Inc.).

(18)	SBLF (Michigan School Bond Loan Fund).

(19)	TPSF (Texas Permanent School Fund).

(20)	NATL (National Public Financial Guarantee Corporation).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Assets and Liabilities

As of May 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,729,879)	3,962,604
Investment in Vanguard	182
Receivables for Investment Securities Sold	5,430
Receivables for Accrued Income	49,986
Receivables for Capital Shares Issued	2,777
Other Assets	326
Total Assets	4,021,305
Liabilities
Due to Custodian	7,012
Payables for Investment Securities Purchased	25,993
Payables for Capital Shares Redeemed	1,130
Payables for Distributions	3,540
Payables to Vanguard	189
Total Liabilities	37,864
Net Assets	3,983,441

At May 31, 2020, net assets consisted of:

Paid-in Capital	3,747,584
Total Distributable Earnings (Loss)	235,857
Net Assets	3,983,441

Investor Shares—Net Assets
Applicable to 31,156,033 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	369,529
Net Asset Value Per Share—Investor Shares	$11.86

Admiral Shares—Net Assets
Applicable to 304,699,694 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,613,912
Net Asset Value Per Share—Admiral Shares	$11.86

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2020
($000)
Investment Income
Income
Interest	64,687
Total Income	64,687
Expenses
The Vanguard Group—Note B
Investment Advisory Services	227
Management and Administrative—Investor Shares	266
Management and Administrative—Admiral Shares	1,329
Marketing and Distribution—Investor Shares	24
Marketing and Distribution—Admiral Shares	98
Custodian Fees	4
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—Admiral Shares	8
Trustees’ Fees and Expenses	2
Total Expenses	1,963
Net Investment Income	62,724
Realized Net Gain (Loss)
Investment Securities Sold	5,637
Futures Contracts	(967)
Realized Net Gain (Loss)	4,670
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(8,687)
Futures Contracts	(5)
Change in Unrealized Appreciation (Depreciation)	(8,692)
Net Increase (Decrease) in Net Assets Resulting from Operations	58,702

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	62,724	124,206
Realized Net Gain (Loss)	4,670	10,369
Change in Unrealized Appreciation (Depreciation)	(8,692)	217,937
Net Increase (Decrease) in Net Assets Resulting from Operations	58,702	352,512
Distributions[1]
Investor Shares	(6,726)	(12,208)
Admiral Shares	(67,445)	(126,334)
Total Distributions	(74,171)	(138,542)
Capital Share Transactions
Investor Shares	3,423	40,203
Admiral Shares	(4,643)	270,349
Net Increase (Decrease) from Capital Share Transactions	(1,220)	310,552
Total Increase (Decrease)	(16,689)	524,522
Net Assets
Beginning of Period	4,000,130	3,475,608
End of Period	3,983,441	4,000,130

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.89	$11.21	$11.56	$11.26	$11.67	$11.69
Investment Operations
Net Investment Income	.180[1]	.377[1]	.394[1]	.396[1]	.411	.421
Net Realized and Unrealized Gain (Loss)
on Investments	.004	.727	(.291)	.355	(.371)	.003
Total from Investment Operations	.184	1.104	.103	.751	.040	.424
Distributions
Dividends from Net Investment Income	(.180)	(.377)	(.394)	(.396)	(.411)	(.421)
Distributions from Realized Capital Gains	(.034)	(.047)	(.059)	(.055)	(.039)	(.023)
Total Distributions	(.214)	(.424)	(.453)	(.451)	(.450)	(.444)
Net Asset Value, End of Period	$11.86	$11.89	$11.21	$11.56	$11.26	$11.67

Total Return[2]	1.56%	9.99%	0.91%	6.77%	0.22%	3.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$370	$368	$308	$323	$314	$346
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.17%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.04%	3.23%	3.48%	3.44%	3.47%	3.62%
Portfolio Turnover Rate	6%	9%	26%	22%	19%	16%

 The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.89	$11.21	$11.56	$11.26	$11.67	$11.69
Investment Operations
Net Investment Income	.185[1]	.386[1]	.403[1]	.408[1]	.423	.431
Net Realized and Unrealized Gain (Loss)
on Investments	.004	.728	(.291)	.354	(.371)	.003
Total from Investment Operations	.189	1.114	.112	.762	.052	.434
Distributions
Dividends from Net Investment Income	(.185)	(.387)	(.403)	(.407)	(.423)	(.431)
Distributions from Realized Capital Gains	(.034)	(.047)	(.059)	(.055)	(.039)	(.023)
Total Distributions	(.219)	(.434)	(.462)	(.462)	(.462)	(.454)
Net Asset Value, End of Period	$11.86	$11.89	$11.21	$11.56	$11.26	$11.67

Total Return[2]	1.60%	10.08%	0.99%	6.88%	0.32%	3.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,614	$3,632	$3,167	$3,236	$3,076	$2,924
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.12%	3.31%	3.56%	3.54%	3.57%	3.70%
Portfolio Turnover Rate	6%	9%	26%	22%	19%	16%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended May 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at May 31, 2020.

Pennsylvania Long-Term Tax-Exempt Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2016–2019), and for the period end May 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4.  Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5.  Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended May 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Pennsylvania Long-Term Tax-Exempt Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2020, the fund had contributed to Vanguard capital in the amount of

$182,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2020, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

D. As of May 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,731,377
Gross Unrealized Appreciation	248,245
Gross Unrealized Depreciation	(17,018)
Net Unrealized Appreciation (Depreciation)	231,227

E. During the six months ended May 31, 2020, the fund purchased $243,144,000 of investment securities and sold $287,480,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2020, such purchases and sales were $143,720,000 and $103,156,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Pennsylvania Long-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		May 31, 2020	November 30, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	59,561	5,009	95,429	8,172
Issued in Lieu of Cash Distributions	5,500	463	9,916	851
Redeemed	(61,638)	(5,252)	(65,142)	(5,590)
Net Increase (Decrease)—Investor Shares	3,423	220	40,203	3,433
Admiral Shares
Issued	268,193	22,622	530,940	45,676
Issued in Lieu of Cash Distributions	43,981	3,701	81,820	7,028
Redeemed	(316,817)	(27,148)	(342,411)	(29,585)
Net Increase (Decrease)—Admiral Shares	(4,643)	(825)	270,349	23,119

G. Management has determined that no events or transactions occurred subsequent to May 31, 2020, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Pennsylvania Municipal Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Pennsylvania Tax-Free Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Pennsylvania Long-Term Tax-Exempt Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q772 072020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 17, 2020

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: July 17, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.